STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 918,012,000
Interest	17,797,000
Dividends	4,351,000
Interest income on notes receivable from participants	2,743,000
Contributions:
Employee	173,438,000
Employer	116,911,000
Rollover	16,157,000
Total additions	1,249,409,000
Deductions from net assets attributed to:
Benefits paid to participants	(827,909,000)
Plan expenses	(2,949,000)
Total deductions	(830,858,000)
Net increase	418,551,000
Net assets available for benefits, beginning of year	6,355,090,000
Net assets available for benefits, end of year	$ 6,773,641,000